AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.6%
Financials – 21.8%
Banks – 12.7%
Bank Leumi Le-Israel BM	1,065,450	$9,027,597
DBS Group Holdings Ltd.	779,100	17,263,782
Hang Seng Bank Ltd.	300,400	5,145,498
KBC Group NV	147,270	13,284,420
Mitsubishi UFJ Financial Group, Inc.	740,900	4,379,707
Oversea-Chinese Banking Corp., Ltd.	1,164,680	9,807,463
Royal Bank of Canada	168,169	16,733,254
Toronto-Dominion Bank (The)	164,270	10,874,814

		86,516,535

Capital Markets – 5.5%
Euronext NV(a)	53,263	6,027,816
London Stock Exchange Group PLC	32,230	3,229,711
Partners Group Holding AG	12,281	19,166,213
Singapore Exchange Ltd.	1,240,000	9,077,880

		37,501,620

Insurance – 3.6%
Admiral Group PLC	242,460	10,130,822
Allianz SE (REG)	25,570	5,728,849
Sampo Oyj - Class A	164,410	8,128,567

		23,988,238

		148,006,393

Information Technology – 14.9%
IT Services – 4.6%
Capgemini SE	66,537	13,798,230
Nomura Research Institute Ltd.	182,200	6,697,073
Otsuka Corp.	205,300	10,557,103

		31,052,406

Semiconductors & Semiconductor Equipment – 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	401,000	8,293,517

Software – 8.2%
Avast PLC(a)	1,042,900	7,978,745
Constellation Software, Inc./Canada	12,363	20,253,807
Nice Ltd.(b)	14,428	4,085,463
Open Text Corp.	112,420	5,486,977
Oracle Corp. Japan	124,400	10,928,062
SAP SE	54,943	7,429,899

		56,162,953

Technology Hardware, Storage & Peripherals – 0.9%
Logitech International SA	69,210	6,157,414

		101,666,290

Industrials – 12.4%
Air Freight & Logistics – 2.0%
Kuehne & Nagel International AG	22,131	7,555,552
SG Holdings Co., Ltd.	221,500	6,266,465

		13,822,017

Company	Shares	U.S. $ Value

Building Products – 1.4%
Assa Abloy AB - Class B	320,230	$9,288,787

Commercial Services & Supplies – 0.8%
Secom Co., Ltd.	73,900	5,345,041

Electrical Equipment – 1.4%
Schneider Electric SE (Paris)	55,688	9,275,061

Professional Services – 6.8%
Experian PLC	54,050	2,264,162
Intertrust NV(b)	427,655	6,405,011
Meitec Corp.	122,500	6,746,882
RELX PLC	621,488	17,890,311
Wolters Kluwer NV	122,760	13,012,131

		46,318,497

		84,049,403

Consumer Staples – 10.1%
Beverages – 0.8%
Diageo PLC	118,130	5,719,265

Food & Staples Retailing – 2.3%
Koninklijke Ahold Delhaize NV	473,110	15,753,682

Food Products – 3.7%
Calbee, Inc.	99,000	2,409,291
Nestle SA (REG)	103,175	12,431,563
Salmar ASA	150,700	9,999,781

		24,840,635

Tobacco – 3.3%
Philip Morris International, Inc.	69,030	6,543,354
Swedish Match AB	1,849,410	16,194,801

		22,738,155

		69,051,737

Health Care – 9.5%
Health Care Equipment & Supplies – 0.6%
ConvaTec Group PLC(a)	1,507,800	4,388,277

Health Care Providers & Services – 1.4%
Galenica AG(a)	134,566	9,493,094

Pharmaceuticals – 7.5%
Novo Nordisk A/S - Class B	158,080	15,237,264
Roche Holding AG	65,662	23,964,658
Sanofi	123,071	11,847,313

		51,049,235

		64,930,606

Consumer Discretionary – 8.1%
Hotels, Restaurants & Leisure – 0.9%
Aristocrat Leisure Ltd.	109,707	3,648,475
Compass Group PLC(b)	111,890	2,288,282

		5,936,757

Company	Shares	U.S. $ Value

Household Durables – 1.4%
Sony Group Corp.	87,400	$9,703,039

Internet & Direct Marketing Retail – 0.3%
ZOZO, Inc.	51,700	1,936,941

Leisure Products – 1.0%
Bandai Namco Holdings, Inc.	91,300	6,863,724

Specialty Retail – 2.6%
Hikari Tsushin, Inc.	33,500	5,662,135
Kingfisher PLC	1,058,500	4,777,938
Nitori Holdings Co., Ltd.	37,200	7,331,076

		17,771,149

Textiles, Apparel & Luxury Goods – 1.9%
adidas AG	4,790	1,505,289
LVMH Moet Hennessy Louis Vuitton SE	8,480	6,073,920
Pandora A/S	44,120	5,356,156

		12,935,365

		55,146,975

Communication Services – 7.6%
Diversified Telecommunication Services – 3.9%
BCE, Inc.	68,200	3,416,461
HKT Trust & HKT Ltd.	3,760,000	5,141,098
Nippon Telegraph & Telephone Corp.	477,200	13,222,815
TELUS Corp.	219,910	4,833,645

		26,614,019

Entertainment – 0.9%
Ubisoft Entertainment SA(b)	95,320	5,707,976

Interactive Media & Services – 2.6%
Auto Trader Group PLC	1,059,600	8,356,222
Kakaku.com, Inc.	285,200	9,209,975

		17,566,197

Media – 0.2%
Cogeco Communications, Inc.	17,433	1,549,233

		51,437,425

Real Estate – 3.0%
Equity Real Estate Investment Trusts (REITs) – 1.7%
Merlin Properties Socimi SA	425,560	4,373,429
Nippon Building Fund, Inc.	1,066	6,925,566

		11,298,995

Real Estate Management & Development – 1.3%
Daito Trust Construction Co., Ltd.	30,500	3,577,887
Vonovia SE	90,965	5,468,667

		9,046,554

		20,345,549

Materials – 2.4%
Chemicals – 2.4%
Akzo Nobel NV	97,110	10,610,693

Company	Shares	U.S. $ Value

Johnson Matthey PLC	162,260	$5,821,402

		16,432,095

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Royal Dutch Shell PLC - Class B	605,156	13,408,210

Utilities – 1.8%
Electric Utilities – 1.8%
EDP - Energias de Portugal SA	509,440	2,676,148
Enel SpA	1,251,563	9,606,018

		12,282,166

Total Common Stocks (cost $533,465,904)		636,756,849

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $40,373,579)	40,373,579	40,373,579

Total Investments – 99.5% (cost $573,839,483)(f)		677,130,428
Other assets less liabilities – 0.5%		3,335,542

Net Assets – 100.0%		$680,465,970

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	118	December 2021	$13,375,300	$(565,810)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	SEK	23,808	USD	2,735	10/13/2021	$15,503
Bank of America, NA	USD	5,022	CHF	4,619	10/28/2021	(63,162)
Bank of America, NA	USD	2,051	EUR	1,746	11/08/2021	(27,425)
Bank of America, NA	USD	4,737	GBP	3,436	11/10/2021	(107,041)
Bank of America, NA	ILS	27,279	USD	8,509	12/09/2021	42,041
Barclays Bank PLC	USD	1,425	EUR	1,206	11/08/2021	(26,905)
Barclays Bank PLC	SGD	41,759	USD	30,653	11/10/2021	(99,618)
BNP Paribas SA	USD	1,053	TWD	29,364	10/21/2021	3,649
BNP Paribas SA	KRW	6,111,266	USD	5,323	10/28/2021	164,662
BNP Paribas SA	EUR	1,498	USD	1,763	11/08/2021	26,476
BNP Paribas SA	USD	3,796	HKD	29,578	11/10/2021	4,425
Brown Brothers Harriman & Co.	SEK	76,908	USD	8,886	10/13/2021	100,172
Brown Brothers Harriman & Co.	CHF	1,215	USD	1,322	10/28/2021	17,761

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	57,057	EUR	48,016	11/08/2021	$(1,399,462)
Brown Brothers Harriman & Co.	USD	1,916	AUD	2,625	11/09/2021	(17,717)
Brown Brothers Harriman & Co.	GBP	926	USD	1,281	11/10/2021	33,486
Brown Brothers Harriman & Co.	USD	1,050	SGD	1,428	11/10/2021	2,079
Citibank, NA	USD	959	SEK	8,224	10/13/2021	(19,352)
Citibank, NA	CHF	15,588	USD	17,279	10/28/2021	543,177
Citibank, NA	EUR	891	USD	1,038	11/08/2021	5,523
Citibank, NA	USD	1,417	EUR	1,209	11/08/2021	(15,144)
Citibank, NA	USD	40,328	AUD	55,961	11/09/2021	134,959
Citibank, NA	USD	51,799	JPY	5,670,983	11/17/2021	(829,106)
Deutsche Bank AG	EUR	1,447	USD	1,710	11/08/2021	33,179
Goldman Sachs Bank USA	CHF	1,649	USD	1,799	10/28/2021	28,478
Goldman Sachs Bank USA	USD	1,833	KRW	2,163,109	10/28/2021	(7,135)
Goldman Sachs Bank USA	JPY	289,909	USD	2,616	11/17/2021	10,460
HSBC Bank USA	JPY	192,656	USD	1,749	11/17/2021	17,893
JPMorgan Chase Bank, NA	USD	2,047	EUR	1,746	11/08/2021	(23,070)
JPMorgan Chase Bank, NA	JPY	418,413	USD	3,800	11/17/2021	39,157
JPMorgan Chase Bank, NA	USD	1,092	CAD	1,392	11/19/2021	7,092
Morgan Stanley Capital Services LLC	NOK	47,510	USD	5,430	10/13/2021	(3,975)
Morgan Stanley Capital Services LLC	USD	1,358	SEK	11,750	10/13/2021	(15,864)
Morgan Stanley Capital Services LLC	CHF	2,191	USD	2,409	10/28/2021	56,507
Morgan Stanley Capital Services LLC	USD	1,429	CHF	1,335	10/28/2021	4,376
Morgan Stanley Capital Services LLC	USD	3,354	KRW	3,948,157	10/28/2021	(21,822)
Morgan Stanley Capital Services LLC	EUR	4,617	USD	5,379	11/08/2021	26,749
Morgan Stanley Capital Services LLC	USD	2,231	EUR	1,890	11/08/2021	(39,879)
Morgan Stanley Capital Services LLC	JPY	155,225	USD	1,394	11/17/2021	(1,368)
Morgan Stanley Capital Services LLC	USD	3,989	JPY	444,793	11/17/2021	8,302
Morgan Stanley Capital Services LLC	USD	1,222	JPY	134,432	11/17/2021	(13,351)
Morgan Stanley Capital Services LLC	CAD	78,642	USD	61,450	11/19/2021	(635,215)
Royal Bank of Scotland PLC	AUD	1,738	USD	1,283	11/09/2021	25,819
Royal Bank of Scotland PLC	USD	1,060	SGD	1,428	11/10/2021	(8,380)
Royal Bank of Scotland PLC	USD	1,574	JPY	172,163	11/17/2021	(27,062)
Societe Generale	USD	9,382	SEK	80,742	10/13/2021	(158,085)
Standard Chartered Bank	TWD	217,078	USD	7,791	10/21/2021	(18,318)
UBS AG	USD	1,337	CHF	1,224	10/28/2021	(23,105)
UBS AG	HKD	9,802	USD	1,259	11/10/2021	(399)
UBS AG	USD	1,420	GBP	1,036	11/10/2021	(24,220)
UBS AG	JPY	431,009	USD	3,919	11/17/2021	45,237

						$(2,229,018)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $27,887,932 or 4.1% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,680,474 and gross unrealized depreciation of investments was $(16,184,357), resulting in net unrealized appreciation of $100,496,117.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

17.4%	Japan
11.6%	Switzerland
11.6%	United Kingdom
9.3%	Canada
7.7%	Netherlands
5.5%	France
5.3%	Singapore
3.8%	Sweden
3.5%	United States
3.0%	Denmark
3.0%	Germany
2.0%	Belgium
1.9%	Israel
8.4%	Other
6.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following: Australia, Finland, Hong Kong, Italy, Norway, Portugal, Spain and Taiwan.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$33,635,884	$114,370,509		$-0-	$148,006,393
Information Technology	33,719,529	67,946,761		-0-	101,666,290
Industrials	-0-	84,049,403		-0-	84,049,403
Consumer Staples	22,738,155	46,313,582		-0-	69,051,737
Health Care	4,388,277	60,542,329		-0-	64,930,606
Consumer Discretionary	-0-	55,146,975		-0-	55,146,975
Communication Services	9,799,339	41,638,086		-0-	51,437,425
Real Estate	9,842,096	10,503,453		-0-	20,345,549
Materials	-0-	16,432,095		-0-	16,432,095
Energy	-0-	13,408,210		-0-	13,408,210
Utilities	2,676,148	9,606,018		-0-	12,282,166
Short-Term Investments:
Investment Companies	40,373,579	-0-		-0-	40,373,579

Total Investments in Securities	157,173,007	519,957,421	†	-0-	677,130,428
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	1,397,162		-0-	1,397,162
Liabilities
Futures	(565,810)	-0-		-0-	(565,810)
Forward Currency Exchange Contracts	-0-	(3,626,180)		-0-	(3,626,180)

Total	$156,607,197	$517,728,403		$-0-	$674,335,600

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,857	$38,246	$21,729	$40,374	$3
Government Money Market Portfolio*	-0-	5,211	5,211	-0-	0	**
Total				$40,374	$3

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.